LEASES (Details - Future minimum lease payments)	Sep. 30, 2024 USD ($)
Leases
2024 (remainder of year)	$ 5,250
2025	21,350
2026	22,204
2027	23,092
2028	24,016
Thereafter	14,331
Total undiscounted operating lease payments	110,243
Less: Imputed interest	(31,015)
Present value of operating lease liability	$ 79,228